SEGMENTED INFORMATION	12 Months Ended
Jun. 30, 2026
SEGMENTED INFORMATION
SEGMENTED INFORMATION

14.SEGMENTED INFORMATION

As at and for the year ended June 30, 2026, the Company operates in four (as at and for the year ended June 30, 2025 – four) reportable operating segments, one being the corporate segment; the other three being the exploration and development segments based on mineral properties in Bolivia. These reportable segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer, the chief operating decision maker (“CODM”).

(a)	Segment information for assets and liabilities are as follows:

	June 30, 2026
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$37,292,965	$742,235	$542,341	$(12,212)	$38,565,329
Plant and equipment	134,578	129,228	39,467	633,674	936,947
Mineral property interests	—	92,758,700	22,877,215	5,039,302	120,675,217
Other assets	276,914	26,539	21,085	—	324,538
Total Assets	$37,704,457	$93,656,702	$23,480,108	$5,660,764	$160,502,031

Total Liabilities	$(894,887)	$(225,807)	$(2,140)	$(2,963)	$(1,125,797)

	June 30, 2025
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Cash and cash equivalents	$16,341,420	$288,480	$210,194	$(135)	$16,839,959
Equity investments	54,020	—	—	—	54,020
Plant and equipment	153,455	291,060	50,326	637,956	1,132,797
Mineral property interests	—	90,580,869	21,353,851	4,999,645	116,934,365
Other assets	213,270	27,903	13,037	—	254,210
Total Assets	$16,762,165	$91,188,312	$21,627,408	$5,637,466	$135,215,351

Total Liabilities	$(685,596)	$(221,140)	$(20,585)	$(129)	$(927,450)

(b)	Segment information for operating results are as follows:

	Years ended June 30, 2026
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(27,484)	$—	$—	$—	$(27,484)
Salaries and benefits	(1,827,478)	—	—	—	(1,827,478)
Share-based compensation	(1,441,940)	—	—	—	(1,441,940)
Other operating expenses	(2,103,480)	(439,196)	(106,580)	(7,128)	(2,656,384)
Total operating expense	(5,400,382)	(439,196)	(106,580)	(7,128)	(5,953,286)

Income from investments	1,005,662	3,230	2,571	—	1,011,463
Loss on disposal of property, plant and equipment	—	(21,431)	—	—	(21,431)
Foreign exchange (loss) gain	427,938	427,408	(22,798)	(59,662)	772,886
Net (loss) income	$(3,966,782)	$(29,989)	$(126,807)	$(66,790)	$(4,190,368)

Attributed to:
Equity holders of the Company	$(3,966,782)	$(29,989)	$(126,807)	$(66,790)	$(4,190,368)
Non-controlling interests	—	—	—	—	—
Net (loss) income	$(3,966,782)	$(29,989)	$(126,807)	$(66,790)	$(4,190,368)

	Years ended June 30, 2025
		Exploration and Development
	Corporate	Silver Sand	Carangas	Silverstrike	Total
Project evaluation and corporate development	$(33,797)	$(2,137)	$—	$—	$(35,934)
Salaries and benefits	(1,708,009)	—	—	—	(1,708,009)
Share-based compensation	(1,611,845)	—	—	—	(1,611,845)
Other operating expenses	(2,159,652)	(395,883)	(51,983)	(12,653)	(2,620,171)
Total operating expense	(5,513,303)	(398,020)	(51,983)	(12,653)	(5,975,959)

Income from investments	787,597	—	—	—	787,597
Foreign exchange gain	903,333	305,019	199,782	6	1,408,140
Net (loss) income	$(3,822,373)	$(93,001)	$147,799	$(12,647)	$(3,780,222)

Attributed to:
Equity holders of the Company	$(3,799,208)	$(93,001)	$147,799	$(12,647)	$(3,757,057)
Non-controlling interests	(23,165)	—	—	—	(23,165)
Net (loss) income	$(3,822,373)	$(93,001)	$147,799	$(12,647)	$(3,780,222)